Shareholder Report, Average Annual Return (Details) 190552_Baird Mid Cap Growth Fund_Institutional Class Shares_TSR Annual {Institutional Class Shares}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | BMDIX
Average Annual Return, Percent	(9.36%)	(0.88%)	8.75%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell Midcap® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Average Annual Return, Percent	8.66%	6.65%	12.49%